Operating expenses and other operating income (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Expenses by nature

EURm	2023	2022	2021
Personnel expenses	7 470	7 903	7 541
Cost of material	7 825	8 481	6 320
Project subcontracting and other customer contract expenses	2 949	3 156	4 225
Depreciation and amortization	1 087	1 140	1 095
IT services	399	376	230
Impairment charges	25	90	39
Other	981	1 545	1 037
Total operating expenses	20 736	22 691	20 487
Restructuring charges by function(1):

EURm	2023	2022	2021
Cost of sales	153	85	133
Research and development expenses	61	37	73
Selling, general and administrative expenses	137	46	78
Total restructuring charges	351	168	284
(1)Restructuring charges include defined benefit plan curtailment income and expenses.

Schedule of other operating income and expenses	Other operating income

EURm	2023	2022	2021
Gain on sale of property, plant and equipment including divested business	168	7	66
Subsidies and government grants	—	20	43
(Losses)/gains from venture funds	(56)	27	188
Settlements and resolutions of legal disputes	—	—	90
Other	54	44	56
Total	166	98	443
Other operating expenses